CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss for the period	€ (147,740)	€ (60,740)	€ (42,452)
Items that will not be reclassified to profit or loss	112	235	169
Actuarial gains and losses on retirement benefit obligations	112	235	169
Items that are or may be reclassified subsequently to profit or loss	112	0	0
Foreign currency translation differences	112	0	0
Other comprehensive income (loss)	225	235	169
Total comprehensive income (loss) for the period	€ (147,516)	€ (60,506)	€ (42,283)